CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		142 Months Ended	148 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Jun. 30, 2013
Revenue	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Operating expenses
Depreciation	234,375	227,787	467,028	437,372	900,540	821,891	2,342,214	2,809,242
Loss on asset disposal	0	0	0	0	12,165	0	12,165	12,165
Write-off of mineral rights	0	0	0	0	0	0	14,000	14,000
Total operating expenses	1,707,793	1,613,018	3,409,361	2,875,760	6,402,867	6,513,109	32,684,570	36,093,931
Loss from operations	(1,707,793)	(1,613,018)	(3,409,361)	(2,875,760)	(6,402,867)	(6,513,109)	(32,684,570)	(36,093,931)
Other income (expense)
Interest income	7,366	7,732	15,520	13,404	25,971	34,087	378,948	394,468
Interest expense	(743)	(344)	(2,182)	(664)	(2,333)	0	(8,316)	(10,498)
Total other income (expense)	6,623	7,388	13,338	12,740	23,638	34,087	370,632	383,970
Loss before income taxes	(1,701,170)	(1,605,630)	(3,396,023)	(2,863,020)	(6,379,229)	(6,479,022)	(32,313,938)	(35,709,961)
Income tax benefit	20,990	546,448	614,148	984,431	2,206,462	2,590,393	9,655,460	10,269,608
Net loss	(1,680,180)	(1,059,182)	(2,781,875)	(1,878,589)	(4,172,767)	(3,888,629)	(22,658,478)	(25,440,353)
Loss per common share - basic and diluted	$ (0.01)	$ (0.01)	$ (0.02)	$ (0.01)	$ (0.03)	$ (0.03)
Weighted average common shares outstanding - basic and diluted	146,059,542	137,012,641	146,059,542	133,866,157	136,251,969	125,424,507
Net loss	(1,680,180)	(1,059,182)	(2,781,875)	(1,878,589)	(4,172,767)	(3,888,629)	(22,658,478)	(25,440,353)
Other comprehensive (loss) income
Unrealized (loss) income on investments, net of deferred tax	(3,301)	1,583	(4,729)	(3,057)	(4,817)	25,787	20,356	15,627
Total comprehensive loss	(1,683,481)	(1,057,599)	(2,786,604)	(1,881,646)	(4,177,584)	(3,862,842)	(22,638,122)	(25,424,726)
Related Party [Member]
Operating expenses
Mineral exploration and evaluation expenses - related party	110,656	112,378	222,762	232,837	482,362	521,478	3,586,959	3,809,721
General and administrative - related party	19,125	0	38,250	0	74,353	2,000	97,419	135,669
Mineral and property holding costs - reimbursed to related party	0	0	0	0	0	0	295,000	295,000
General [Member]
Operating expenses
Mineral exploration and evaluation expenses - related party	652,333	640,061	1,383,151	1,177,290	2,594,059	2,704,545	14,625,756	16,008,907
General and administrative - related party	667,304	609,042	1,250,170	980,761	2,243,888	2,385,695	11,067,557	12,317,727
Mineral and property holding costs - reimbursed to related party	$ 24,000	$ 23,750	$ 48,000	$ 47,500	$ 95,500	$ 77,500	$ 643,500	$ 691,500